Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	$ 91,971	$ 79,626
Deferred tax liabilities
Deferred tax assets, net	$ 91,971	$ 79,626